Finance Receivables Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term at Which Fair Value of Finance Receivables is Measured	120 days
Wholesale Loans Percentage of Dealer Financing	95.00%
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	$ 114,830	$ 119,403
Sales-type and Direct Financing Leases, Lease Receivable	5,651
Unearned interest supplements from Ford and affiliated companies	363
Financing Receivable, Allowance for Credit Loss	(513)	(589)	$ (597)
Financing Receivable, after Allowance for Credit Loss	114,317	118,814
Net finance receivables subject to fair value	106,131	110,388
Related Party Transaction, Dealer Financing	4,100	6,000
Related Party Transaction, Dealer Financing	844	662
Related Party, Interest Income, Finance Receivables	10	8	7
Interest and Fee Income, Other Loans	96	84	70
Related Party Transaction, Interest Income, Purchased Receivables	229	261	166
Related Party Transaction, Earned Interest Supplements, Financing Receivables	2,500	2,400	2,000
Related Party Transactions Cash Received Interest Supplements Financing Receivables	2,600	2,700	2,300
Uncollected interest receivable excluded from finance receivable	253	264
Continuing Involvement with Continued to be Recognized Transferred Financial Assets, Amount Outstanding	$ 14,900	16,300
Threshold of whether it is probable that finance receivables will be held for the foreseeable future	70.00%
Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	$ 73,975	76,239
Financing Receivable, Allowance for Credit Loss	(496)	(566)	(582)
Financing Receivable, after Allowance for Credit Loss	73,479	75,673
Continuing Involvement with Continued to be Recognized Transferred Financial Assets, Amount Outstanding	38,300	40,700
Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	40,855	43,164
Financing Receivable, Allowance for Credit Loss	(17)	(23)	$ (15)
Financing Receivable, after Allowance for Credit Loss	40,838	43,141
Continuing Involvement with Continued to be Recognized Transferred Financial Assets, Amount Outstanding	26,800	25,700
Retail Installment Loans [Member] | Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	68,998	70,999
Retail [Member] | Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	73,975	76,239
Unearned interest supplements from Ford and affiliated companies	(3,589)	(3,508)
Retail [Member] | Retail financing, gross [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	77,564	79,747
Finance Lease [Member] | Consumer Segment [Member]
Net Finance Receivables [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable	8,566	8,748
Wholesale and Dealer Loans [Member] | Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	38,910	40,996
Other Finance Receivables [Member] | Non-Consumer Segment [Member]
Net Finance Receivables [Abstract]
Financing Receivable, before Allowance for Credit Loss	1,945	2,168
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Net Finance Receivables [Abstract]
Fair value	$ 106,260	$ 109,794